Convertible Loans	12 Months Ended
Dec. 31, 2023
Convertible Loans [Abstract]
CONVERTIBLE LOANS

NOTE 13 – CONVERTIBLE LOANS

March Debenture

On March 1, 2021, the Company entered into a securities purchase agreement with an accredited investor (the “Debenture Holder”) for the issuance of a Convertible Debenture (the “March Debenture”) in the aggregate principal amount of up to $2,300,000 with a maturity date of twelve months after the issuance thereof, provided that in case of an event of default, the March Debenture may become at the Debenture Holder’s election immediately due and payable. In addition, the Company paid to an affiliate of the March Debenture Holder a fee equal to 3.5% of the amount of the Debenture and a one-time due diligence and structuring fee of $10,000 at the closing.

The Company has elected to recognize the March Debenture at fair value and therefore there was no further evaluation of embedded features for bifurcation. The March Debenture was fully converted into 23,695 common shares of the Company for the year ended December 31, 2021.

July Debenture

On July 6, 2021, the Company entered into another securities purchase with the Debenture Holder for the issuance of a Convertible Debenture (the “July Debenture”) in the aggregate principal amount of up to $2,500,000 with a maturity date of twelve months after the issuance thereof, provided that in case of an event of default, the July Debenture may become at the Debenture Holder’s election immediately due and payable. In addition, the Company paid to an affiliate of the Debenture Holder a fee equal to 3.5% of the amount of the July Debenture and a one-time due diligence and structuring fee of $5,000 at the closing.

The principal balance of $1,130,000 of the July Debenture was converted into 13,855 common shares of the Company for the year ended December 31, 2021. The remaining balance of $1,370,000 of the July Debenture was converted into 10,681 common shares of the Company during the year ended December 31, 2022.

March 2022 Note

On March 10, 2022, the Company entered into a securities purchase agreement with an accredited investor for the issuance of a Convertible Promissory Note (the “Note”) in the aggregate principal amount of $3,105,000 with a maturity date of twelve months after the payment of the purchase price for the Note, which will be converted into Company’s common shares. The Note carries an original issue discount of $90,000. In addition, the Company paid $15,000 to the investor to cover legal fees, accounting fees, due diligence etc. On October 13, 2022, the Company entered into a standstill agreement with the investor. Pursuant to the standstill agreement, the investor will not seek to convert any portion of the Note for a period beginning as of the date of the agreement and ending on December 10, 2022 (the “Standstill Period”). Balance of the Note were increased by $310,500.00 (the “Standstill Fee”) as of the date of the agreement. The fair value of the Note was $3,922,686 as of December 31, 2022.On May 26, 2023, the Company entered into an extension agreement with the investor to extend the maturity date until March 10, 2024. Balance of the Note were increased by $145,569 as of the date of the agreement.

The principal balance of $100,000 of the March 2022 Note was converted into 2,908 common shares of the Company on December 20, 2022. The remaining balance of $3,461,069 was converted into 279,660 common shares of the Company during the year ended December 31, 2023.

For the year ended December 31, 2023, 2022 and 2021, due to change in fair value of convertible debentures, the Company recorded an unrealized gain (loss) of $47,813, ($467,383) and ($1,908,830) in other expense, respectively. Interest expense recognized for these convertible debentures for the year ended December 31, 2023, 2022 and 2021 were $90,638, $194,117 and $132,516, respectively.